Employee Benefit Plans - Schedule of Amounts Included in Consolidated Balance Sheets Relating to Nonqualified Savings Plan and SERP (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other assets	$ 16,631	$ 8,686
Accounts payable and accrued expenses	57,277	49,576
SERP | Nonqualified Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other assets	755	559
Accounts payable and accrued expenses	$ 1,004	$ 723